Related Party Balances and Transactions (Details Narrative) - CAD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Jan. 31, 2016	Jul. 31, 2019
United Mineral Services Ltd [Member]
Statement Line Items [Line Items]
Advance from related party	$ 100,000
Borrowings term	six-month term
Related party debt, interest rate	10.00%
Accrued interest			$ 1,209
HDSI [Member]
Statement Line Items [Line Items]
Debt forgiveness by related party		$ 3,086,089
Cash payment		$ 180,207	$ 180,207
Number of common shares issued		600,000